LOSS FOR THE YEAR ON DISCONTINUED OPERATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Loss for the year from discontinued operations	$ (7,000)	$ (54,000)	$ (375,000)
Basic (loss)/earnings per ADS denominator	134,939,327	83,606,810	83,606,810
Tax credit recovered	$ 0	$ 12,000	$ 438,000
Sweden [Member]
Disclosure of classes of share capital [line items]
Administrative expenses	7,000	0	0
Loss for the year from discontinued operations	(7,000)	(54,000)	(375,000)
Closure costs	0	(42,000)	127,000
Tax expense	$ 0	$ (12,000)	$ (438,000)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ADS denominator	134,939,327	83,606,810	83,606,810
Diluted earnings per share denominator	134,939,327	83,606,810	83,606,810
Basic (loss)/earnings per ordinary share for discontinued operations	$ (7,000)	$ (54,000)	$ (375,000)
Diluted (loss)/earnings per ordinary share for discontinued operations	$ (7,000)	$ (54,000)	$ (375,000)
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ADS denominator	33,734,832	20,901,703	20,901,703
Diluted earnings per share denominator	33,734,832	20,901,703	20,901,703
Basic (loss)/earnings per ordinary share for discontinued operations	$ (7,000)	$ (54,000)	$ (375,000)
Diluted (loss)/earnings per ordinary share for discontinued operations	$ (7,000)	$ (54,000)	$ (375,000)